Income Taxes (Reconciliation of Income Tax Expense) (Details) $ in Millions, $ in Millions			12 Months Ended
	Sep. 15, 2021 CAD ($)	Sep. 15, 2021 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Income tax expense reconciliation
Canadian statutory federal tax rate			15.00%	15.00%	15.00%
Income tax expense at the Canadian statutory federal tax rate			$ 973	$ 1,014	$ 951
Income tax expense resulting from:
Provincial and foreign income taxes			633	657	617
Tax-deductible goodwill and related impacts			(713)	0	0
Non-taxable portion of merger termination fee			0	0	(116)
Other			(30)	(26)	(9)
Income tax expense			863	1,645	1,443
Net cash payments for income taxes			1,197	1,288	759
Merger termination fee			0	$ 0	$ 886
Kansas City Southern [Member]
Income tax expense resulting from:
Merger termination fee	$ 886	$ 700
Non-US [Member]
Income tax expense resulting from:
Deferred income tax recovery			767
Income tax expense related to the foregone tax deduction			85
Non-US [Member] | Tax Years Prior To 2023 [Member]
Income tax expense resulting from:
Income tax expense related to the foregone tax deduction			$ 54